Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000016782
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(12.15%)	3.06%	4.32%
C000016785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(8.36%)	3.51%	4.16%
C000016786
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000016787
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016782
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.79%)	4.29%	4.94%
Without Sales Load [Member] | C000016785
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.44%)	3.51%	4.16%
Without Sales Load [Member] | C000016786
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.52%)	4.57%	5.21%
Without Sales Load [Member] | C000016787
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.51%)	4.58%	5.22%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	15.94%	12.86%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	15.94%	12.86%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	15.94%	12.86%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	15.94%	12.86%
DWS Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.19%)	5.47%	6.13%
DWS Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.19%)	5.47%	6.13%
DWS Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.19%)	5.47%	6.13%
DWS Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.19%)	5.47%	6.13%